SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement amounts and balances of the consolidated VIEs

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Current Assets:
Cash and cash equivalents	2,394,869	10,246,074
Accounts receivable and contract assets, net	15,247	28,362
Loans receivable, net - current	—	5,488,045
Prepayments and other assets	55,864	381,297
Other receivable - current	—	8,872,838
Amounts due from related parties	27,139,795	13,936,237
Total Current Assets	29,605,775	38,952,853
Property, equipment and software, net	53,888	64,268
Other receivable - non-current	—	1,496,121
Total Assets	29,659,663	40,513,242

Current Liabilities
Accrued expenses and other current liabilities	77,296	246,210
Taxes payable	11,909	363,484
Total Current Liabilities	89,205	609,694
Total Liabilities	89,205	609,694

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Net revenues	311,725	1,759,941	5,944,541
Net loss	(11,527,588)	(24,258,182)	(12,532,634)

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Net cash provided by (used in) operating activities	5,613,401	21,401,699	(65,068,631)
Net cash provided by (used in) investing activities	(1,455,547)	407,419	46,074,236
Net cash provided by (used in) financing activities	(13,203,558)	(13,127,699)	123,671

Schedule of disaggregation of revenue

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Revenue
Commission service	96,332	82,054	—
Recommendation service	—	—	3,754,738
Revenue from medical devices	6,000,000	—	—
Interest income	215,393	1,690,448	3,043,096
Other	—	—	161,538
Total revenues	6,311,725	1,772,502	6,959,372
Tax and surcharges	(633)	(17,567)	(44,898)
Net Revenues	6,311,092	1,754,935	6,914,474

Schedule of the depreciation of property, equipment and software recognized

Useful life
Office equipment	3-5 years

Schedule of foreign currency translation rates

	Fiscal year 2022	Fiscal year 2021
US Exchange Rate
Year-end RMB	6.3393	6.5518
Year average RMB	6.4180	6.7834

Schedule of noncontrolling interest

	December 31,	December 31,
	2022	2021
	USD	USD
We Healthy	1,976	—